UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP III, L.P.
Address: 156 W. 56TH STREET
         SUITE 1203
         NEW YORK, NY  10019

13F File Number:  28-11984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JUSTIN A. ORLANDO
Title:     MANAGING DIRECTOR
Phone:     212-488-1590

Signature, Place, and Date of Signing:

     JUSTIN A. ORLANDO     NEW YORK, NY     February 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $12,795 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109        315    38780          DEFINED 1               38780
BUILD A BEAR WORKSHOP          COM              120076104      195    40200          DEFINED 1               40200
CABLEVISION SYS CORP           CL A             12686C109      578    34314          DEFINED 1               34314
CORNELL COMPANIES INC          COM              219141108     2462   132439          DEFINED 1              132439
DILLARDS INC                   CL A             254067101       60    15000          DEFINED 1               15000
INFOGROUP INC                  COM              45670G108     1896   399915          DEFINED 1              399915
IPASS INC                      COM              46261V108     1422  1165200          DEFINED 1             1165200
JOHNSON OUTDOORS INC           CL A             479167108      322    57700          DEFINED 1               57700
MORTONS RESTAURANT GRP INC     COM              619430101     1430   500000          DEFINED 1              500000
MULTIMEDIA GAMES INC           CALL             625453905       48    20000          DEFINED 1               20000
MULTIMEDIA GAMES INC           COM              625453105     3412  1433695          DEFINED 1             1433695
POINT BLANK SOLUTIONS INC      COM              730529104      391   831354          DEFINED 1              831354
TITANIUM METALS CORP           COM              888339207      264    30000          DEFINED 1               30000